Provisions - Total provisions (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions
Provision in respect of defined benefit pension schemes	£ 180	£ 288
Other provisions	943	659	£ 519
Total provisions	£ 1,123	£ 947